Basis of Presentation and summary of significant accounting policies - Credit risk & Liquidity risk (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Credit risk & Liquidity risk
Liabilities that are due within one year	$ 41,740,000	$ 32,737,000
Current assets	41,536,000	57,233,000
Revolving credit facility
Credit risk & Liquidity risk
Revolver borrowing availability	7,000,000	$ 0
Liquidity risk
Credit risk & Liquidity risk
Liabilities that are due within one year	41,936,000
Current assets	41,557,000
Liquidity risk | Revolving credit facility
Credit risk & Liquidity risk
Revolver borrowing availability	$ 13,000,000
Medicare | Credit risk
Credit risk & Liquidity risk
Receivables are due from Medicare, percentage	9.00%